Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Materials Portfolio	Apr. 29, 2023
Select Materials Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(9.85%)
Past 5 years	4.41%
Past 10 years	6.91%
Select Materials Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.54%)
Past 5 years	3.58%
Past 10 years	5.97%
Select Materials Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.33%)
Past 5 years	3.27%
Past 10 years	5.37%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1519
Average Annual Return:
Past 1 year	(11.67%)
Past 5 years	6.61%
Past 10 years	9.44%